Deposits from the Brazilian Central Bank and Deposits from credit institutions (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deposits From Brazilian Central Bank And Deposits From Credit Institutions
Financial liabilities at amortized cost		R$ 116,079,014	R$ 121,005,909	R$ 131,656,962
Total		116,079,014	121,005,909	131,656,962
Type:
Deposits on demand	[1]	3,520,842	126,203	296,340
Time deposits	[2]	87,824,144	75,754,363	76,489,490
Repurchase agreements		24,734,028	45,125,343	54,871,132
Of which:
Backed operations with Private Securities	[3]	70,188	13,478,131	13,843,463
Backed operations with Government Securities		24,663,840	31,647,212	41,027,669
Total		R$ 116,079,014	R$ 121,005,909	R$ 131,656,962

[1]	Non-remunerated accounts.
[2]	Includes operations with credit institutions resulting from export and import financing lines, domestic onlending (BNDES and Finame) and abroad, and other credit lines abroad.
[3]	Refer basically to repurchase agreements backed by own debentures.